Inventories	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of inventories [text block]
Note 12.	Inventories

	January 1,	December 31,	December 31,
	2017	2017	2018
	(in thousands)

Finished goods	$54,357	46,365	41,557
Work in process	57,076	54,084	77,159
Raw materials	38,273	34,220	43,028
Supplies	42	531	817
	$149,748	135,200	162,561

The amounts of inventories that were charged to cost of revenues were $505,844 thousand and $536,966 thousand, respectively, and the charges for inventories written down to net realizable value amounted to $12,298 thousand and $17,724 thousand for the years ended December 31, 2017 and 2018, respectively, which were also included in cost of revenues.

As of January 1, 2017, December 31, 2017 and 2018, none of the Company’s inventories was pledged as collateral.